Financial Instruments - Summary of Interest Risk Factor (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interest risk factor [line items]
Loans and financing	$ 91.0	$ 3,647.6	$ 4,198.3	$ 3,759.9
Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	64.9
Net impact	$ 64.9
Rates considered	4.40%
Libor [member]
Disclosure of interest risk factor [line items]
Net impact	$ (19.8)
Loans and financing	$ (19.8)
Rates considered	1.93%
TJLP [member]
Disclosure of interest risk factor [line items]
Net impact	$ (0.7)
Loans and financing	$ (0.7)
Rates considered	5.95%
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (1.5)
Net impact	$ (1.5)
Rates considered	2.15%
-50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Net impact	$ 0.2
Loans and financing	$ 0.2
Rates considered	0.89%
-50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	2.79%
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (0.8)
Net impact	$ (0.8)
Rates considered	3.23%
-25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Net impact	$ 0.1
Loans and financing	$ 0.1
Rates considered	1.34%
-25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	4.18%
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (0.1)
Net impact	$ (0.1)
Rates considered	4.30%
Probable scenario [member] | Libor [member]
Disclosure of interest risk factor [line items]
Rates considered	1.79%
Probable scenario [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	5.57%
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.6
Net impact	$ 0.6
Rates considered	5.38%
+25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Net impact	$ (0.1)
Loans and financing	$ (0.1)
Rates considered	2.24%
+25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	6.96%
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 1.3
Net impact	$ 1.3
Rates considered	6.45%
+50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Net impact	$ (0.1)
Loans and financing	$ (0.1)
Rates considered	2.68%
+50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	8.36%